Document and Entity Information	Apr. 06, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001412408
Document Type	8-K
Document Period End Date	Apr. 06, 2021
Entity Registrant Name	Phreesia, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38977
Entity Tax Identification Number	20-2275479
Entity Address, Address Line One	434 Fayetteville Street
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601
City Area Code	(888)
Local Phone Number	654-7473
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false